DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in deferred tax assets:
As at January 1,		¥ 1,606,150
As at December 31,	$ 224,357	1,542,569	¥ 1,606,150
Temporary difference
Movements in deferred tax assets:
As at January 1,		1,664,180	1,687,507
Acquisition of subsidiaries		8,094
(Charged)/credited to profit or loss		(75,664)	(18,901)
Disposal of subsidiaries			(4,426)
As at December 31,		1,596,610	1,664,180
Provision for impairment
Movements in deferred tax assets:
As at January 1,		525,382	553,716
Acquisition of subsidiaries		360
(Charged)/credited to profit or loss		(139,985)	(28,334)
As at December 31,		385,757	525,382
Accrued expenses
Movements in deferred tax assets:
As at January 1,		264,209	207,651
(Charged)/credited to profit or loss		(21,839)	59,664
Disposal of subsidiaries			(3,106)
As at December 31,		242,370	264,209
Tax losses
Movements in deferred tax assets:
As at January 1,		539,899	636,197
(Charged)/credited to profit or loss		76,338	(94,978)
Disposal of subsidiaries			(1,320)
As at December 31,		616,237	539,899
Unrealized profit at consolidation
Movements in deferred tax assets:
As at January 1,		166,043	169,113
(Charged)/credited to profit or loss		3,833	(3,070)
As at December 31,		169,876	166,043
Others
Movements in deferred tax assets:
As at January 1,		168,647	120,830
Acquisition of subsidiaries		7,734
(Charged)/credited to profit or loss		5,989	47,817
As at December 31,		¥ 182,370	¥ 168,647